Property, plant and equipment, Changes in property, plant and equipment (Details) - BRL (R$) R$ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017	Dec. 31, 2017
Changes in property, plant and equipment [Abstract]
Beginning balance		R$ 689,451		R$ 694,453	R$ 694,453
Additions		(5,862)		(6,738)
Write-offs		(19,366)
Disposals				(1,983)
Transfers		0		0
Ending balance		664,223		684,732	689,451
Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		1,462,263		1,389,513	1,389,513
Additions		45,258		49,768
Write-offs		(31,872)
Disposals				(4,410)
Transfers		0		0
Ending balance		1,475,649		1,434,871	1,462,263
Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(772,812)		(695,060)	(695,060)
Additions		(51,120)		(56,506)
Write-offs		12,506
Disposals				2,427
Transfers		0		0
Ending balance		(811,426)		(749,139)	(772,812)
Landfills - Land and Implementation of Cells [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance	[1]	282,655
Ending balance	[1]	289,896			282,655
Landfills - Land and Implementation of Cells [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		599,985		592,092	592,092
Additions		24,257		39,373
Write-offs		(6)
Disposals				0
Transfers		870		526
Ending balance		625,106	[1]	631,991	599,985
Landfills - Land and Implementation of Cells [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(317,330)		(308,520)	(308,520)
Additions		(17,880)		(19,961)
Write-offs		0
Disposals				0
Transfers		0		0
Ending balance		(335,210)	[1]	(328,481)	(317,330)
Buildings [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		123,514
Ending balance		120,535			123,514
Buildings [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		186,661		180,179	180,179
Additions		1,419		707
Write-offs		(1)
Disposals				(63)
Transfers		0		0
Ending balance		188,079		180,823	186,661
Buildings [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(63,147)		(52,871)	(52,871)
Additions		(4,398)		(5,005)
Write-offs		1
Disposals				39
Transfers		0		0
Ending balance		(67,544)		(57,837)	(63,147)
Biogas Burning Facilities [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		6,682
Ending balance		6,447			6,682
Biogas Burning Facilities [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		9,212		9,255	9,255
Additions		0		0
Write-offs		0
Disposals				0
Transfers		0		131
Ending balance		9,212		9,386	9,212
Biogas Burning Facilities [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(2,530)		(2,070)	(2,070)
Additions		(235)		(235)
Write-offs		0
Disposals				1
Transfers		0		0
Ending balance		(2,765)		(2,304)	(2,530)
Operating Equipment [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		117,171
Ending balance		110,296			117,171
Operating Equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		221,726		191,545	191,545
Additions		4,506		3,027
Write-offs		(267)
Disposals				(3,051)
Transfers		0		0
Ending balance		225,965		191,521	221,726
Operating Equipment [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(104,555)		(82,648)	(82,648)
Additions		(11,220)		(11,777)
Write-offs		106
Disposals				1,265
Transfers		0		0
Ending balance		(115,669)		(93,160)	(104,555)
Furniture and Fixtures [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		3,629
Ending balance		3,351			3,629
Furniture and Fixtures [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		9,438
Additions		220
Write-offs		(132)
Transfers		0
Ending balance		9,526			9,438
Furniture and Fixtures [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(5,809)
Additions		(390)
Write-offs		24
Transfers		0
Ending balance		(6,175)			(5,809)
Computers and Peripherals [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		2,647
Ending balance		2,434			2,647
Computers and Peripherals [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		11,367
Additions		401
Write-offs		(60)
Transfers		0
Ending balance		11,708			11,367
Computers and Peripherals [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(8,720)
Additions		(597)
Write-offs		43
Transfers		0
Ending balance		(9,274)			(8,720)
Vehicles [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		69,718
Ending balance		56,402			69,718
Vehicles [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		309,513		300,422	300,422
Additions		1,290		1,114
Write-offs		(5,266)
Disposals				(908)
Transfers		0		0
Ending balance		305,537		300,628	309,513
Vehicles [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(239,795)		(211,527)	(211,527)
Additions		(13,543)		(15,282)
Write-offs		4,203
Disposals				828
Transfers		0		0
Ending balance		(249,135)		(225,981)	(239,795)
Aircraft [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		9,191
Ending balance		0			9,191
Aircraft [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		16,791
Additions		0
Write-offs		(16,791)
Transfers		0
Ending balance		0			16,791
Aircraft [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(7,600)
Additions		(529)
Write-offs		8,129
Transfers		0
Ending balance		0			(7,600)
UVR - Waste Recovery Unit [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		38,033
Ending balance		35,731			38,033
UVR - Waste Recovery Unit [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		60,963		60,700	60,700
Additions		0		143
Write-offs		0
Disposals				0
Transfers		0		47
Ending balance		60,963		60,890	60,963
UVR - Waste Recovery Unit [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(22,930)		(18,325)	(18,325)
Additions		(2,302)		(2,298)
Write-offs		0
Disposals				0
Transfers		0		0
Ending balance		(25,232)		(20,623)	(22,930)
Other Property, Plant and Equipment [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		89
Ending balance		63			89
Other Property, Plant and Equipment [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		485		36,704	36,704
Additions		0		244
Write-offs		0
Disposals				(388)
Transfers		0		591
Ending balance		485		37,151	485
Other Property, Plant and Equipment [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		(396)		(19,099)	(19,099)
Additions		(26)		(1,948)
Write-offs		0
Disposals				294
Transfers		0		0
Ending balance		(422)		(20,753)	(396)
Advances to Suppliers [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		4,743
Ending balance		0			4,743
Advances to Suppliers [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		4,743
Additions		3,469
Write-offs		(8,212)
Transfers		0
Ending balance		0			4,743
Advances to Suppliers [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Ending balance		0
Advances to Suppliers and Construction in Progress [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance				18,616	18,616
Additions				5,160
Disposals				0
Transfers				(1,295)
Ending balance				R$ 22,481
Construction in Progress [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance	[2]	31,379
Ending balance	[2]	39,068			31,379
Construction in Progress [Member] | Costs [Member]
Changes in property, plant and equipment [Abstract]
Beginning balance		31,379
Additions		9,696
Write-offs		(1,137)
Transfers		(870)
Ending balance		39,068	[2]		R$ 31,379
Construction in Progress [Member] | Accumulated Depreciation [Member]
Changes in property, plant and equipment [Abstract]
Ending balance	[2]	R$ 0

[1]	Land intended for landfills and respective buildings are subject to depletion and depreciation calculated based on the usage volume of the landfill. In 2018, depletion and depreciation weighted average rates were 6.90% p.a. (8.00% p.a. as of December 31, 2017).
[2]	Construction in progress refers to the acquisition of the Waste Sorting Machine (Tyrannosaurus) of R$ 16,662 (R$12,804 at December 31, 2017) and acquisition of Turbines and Energy Generators for R$ 15,318 (R$13,044 at December 31, 2017).